ACCRUED EXPENSES AND OTHER PAYABLES (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ACCRUED EXPENSES AND OTHER PAYABLES
Refund liability	¥ 22,141,880		¥ 19,976,189
Accrued payroll and welfare	17,901,640		20,228,470
Accrued test monitoring fees			2,432,153
Accrued professional services expenses	3,102,467		3,791,413
Income taxes payable	1,081		14,834
Other current liabilities	5,999,035		9,461,451
Total accrued expenses and other payables	¥ 49,146,103	$ 6,922,083	¥ 55,904,510